UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code: (415) 398-8000

Date of Fiscal Year End: January 31

Date of reporting period: October 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Short-Term Treasury Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2014 are attached hereto.

Item 2.	Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: December 30, 2014

/s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: December 30, 2014

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

SCHEDULES OF INVESTMENTS

AS OF OCTOBER 31, 2014

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Quantity		Market Value

	GOLD ASSETS — 20.85% of Total Net Assets
519,580 Troy Oz.	Gold bullion (a)	$608,480,420
750,000 Coins	One-ounce gold coins (a)	898,368,750

	Total Gold Assets (identified cost $1,581,472,550)	$1,506,849,170

	SILVER ASSETS — 4.42% of Total Net Assets
19,576,825 Troy Oz.	Silver bullion (a)	$314,736,622
379 Bags	Silver coins (a)	4,537,012

	Total Silver Assets (identified cost $420,436,291)	$319,273,634

Principal Amount
	SWISS FRANC ASSETS — 9.82% of Total Net Assets
CHF 22,145,978	Swiss franc deposits (a)	$23,017,179

CHF 100,000,000	2.500% Swiss Confederation Bonds, 03-12-16	$107,604,549
CHF 100,000,000	4.250% Swiss Confederation Bonds, 06-05-17	115,516,821
CHF 100,000,000	3.000% Swiss Confederation Bonds, 01-08-18	113,864,265
CHF 100,000,000	3.000% Swiss Confederation Bonds, 05-12-19	117,698,979
CHF 100,000,000	2.250% Swiss Confederation Bonds, 07-06-20	116,281,445
CHF 100,000,000	2.000% Swiss Confederation Bonds, 04-28-21	115,739,290

	Total Swiss Confederation bonds	$686,705,349

	Total Swiss Franc Assets (identified cost $649,124,649)	$709,722,528

Number of Shares

	REAL ESTATE AND NATURAL RESOURCE STOCKS — 16.53% of Total Net Assets

	NATURAL RESOURCES — 8.19% of Total Net Assets
300,000	Apache Corporation	$23,160,000
2,000,000	BHP Billiton, Ltd. (b)	118,880,000
400,000	BP, p.l.c. (b)	17,384,000
1,500,000	Cameco Corporation	26,070,000
600,000	Canadian Natural Resources Ltd.	20,928,000
300,000	Chevron Corporation	35,985,000
300,000	ConocoPhillips	21,645,000
300,000	Devon Energy Corporation	18,000,000
300,000	Exxon Mobil Corporation	29,013,000
5,000,000	Freeport-McMoRan, Inc.	142,500,000
1,500,000	Halcon Resources Corporation (a)	4,665,000
3,500,000	Peabody Energy Corporation	36,505,000
1,500,000	Rio Tinto p.l.c (b)	71,955,000
2,500,000	Vale S.A. (b)	25,225,000

		$591,915,000

1	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Number of Shares		Market Value

	REAL ESTATE — 8.34% of Total Net Assets
800,000	Alexander & Baldwin, Inc.	$32,024,000
250,000	AvalonBay Communities, Inc.	38,960,000
400,000	Boston Properties, Inc.	50,700,000
300,000	CBS Outdoor Americas, Inc.	9,129,000
600,000	Corporate Office Properties Trust	16,404,000
600,000	Digital Realty Trust, Inc.	41,394,000
1,500,000	Duke Realty Corporation	28,440,000
1,250,000	Equity One, Inc.	30,000,000
200,000	Essex Property Trust, Inc.	40,352,000
300,000	Federal Realty Investment Trust	39,540,000
300,000	Investors Real Estate Trust	2,520,000
800,000	Kimco Realty Corporation	19,960,000
1,500,000	Prologis, Inc.	62,475,000
250,000	Texas Pacific Land Trust	40,812,500
800,000	UDR, Inc.	24,184,000
200,000	Urstadt Biddle Properties, Inc.	3,676,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,815,000
400,000	Vornado Realty Trust	43,792,000
1,200,000	Washington Real Estate Investment Trust	33,912,000
1,000,000	Weyerhaeuser Company	33,860,000

		$602,949,500

	Total Real Estate and Natural Resource Stocks (identified cost $1,205,326,363)	$1,194,864,500

	AGGRESSIVE GROWTH STOCKS — 17.75% of Total Net Assets

	AEROSPACE — .53% of Total Net Assets
200,000	Lockheed Martin Corporation	$38,114,000

		$38,114,000
	CHEMICALS — .85% of Total Net Assets
200,000	Air Products & Chemicals, Inc.	$26,932,000
800,000	Chemtura Corporation (a)	18,632,000
350,000	Mosaic Company	15,508,500

		$61,072,500
	COMMUNICATIONS EQUIPMENT — .67% of Total Net Assets
1,000,000	Juniper Networks, Inc.	$21,070,000
350,000	Qualcomm, Inc.	27,478,500

		$48,548,500
	COMPUTER SOFTWARE & SERVICES — .74% of Total Net Assets
500,000	Autodesk, Inc. (a)	$28,770,000
1,000,000	Symantec Corporation	24,820,000

		$53,590,000
	ELECTRICAL EQUIPMENT & ELECTRONICS — .52% of Total Net Assets
1,500,000	Sanmina Corporation (a)	$37,605,000

		$37,605,000

Continued on following page.	2

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Number of Shares		Market Value

	ENERGY SERVICES & PROCESSING — 1.36% of Total Net Assets
400,000	Baker Hughes, Inc.	$21,184,000
800,000	HollyFrontier Corporation	36,304,000
3,000,000	Parker Drilling Company (a)	13,320,000
350,000	Phillips 66	27,475,000

		$98,283,000
	ENGINEERING & CONSTRUCTION — .48% of Total Net Assets
250,000	Fluor Corporation	$16,585,000
500,000	Ryland Group, Inc.	17,905,000

		$34,490,000
	ENTERTAINMENT & LEISURE — 4.53% of Total Net Assets
400,000	CBS Corporation Class A	$21,716,000
350,000	Disney (Walt) Company	31,983,000
2,500,000	Facebook, Inc. Class A (a)	187,475,000
400,000	Viacom, Inc. Class A	29,224,000
300,000	Wynn Resorts, Ltd.	57,003,000

		$327,401,000
	FINANCIAL SERVICES — 2.43% of Total Net Assets
4,000,000	Janus Capital Group, Inc.	$59,960,000
1,000,000	Morgan Stanley	34,950,000
1,500,000	Schwab (Charles) Corporation	43,005,000
500,000	State Street Corporation	37,730,000

		$175,645,000
	MANUFACTURING — 1.74% of Total Net Assets
350,000	Agilent Technologies, Inc.	$19,348,000
250,000	Harley-Davidson, Inc.	16,425,000
300,000	Illinois Tool Works, Inc.	27,315,000
250,000	IPG Photonics Corporation (a)	18,352,500
400,000	Mattel, Inc.	12,428,000
250,000	Parker-Hannifin Corporation	31,757,500

		$125,626,000
	MATERIALS — .26% of Total Net Assets
350,000	Nucor Corporation	$18,921,000

		$18,921,000
	PHARMACEUTICALS — 1.77% of Total Net Assets
250,000	Amgen, Inc.	$40,545,000
400,000	Celgene Corporation (a)	42,836,000
400,000	Gilead Sciences, Inc. (a)	44,800,000

		$128,181,000
	RETAIL — .87% of Total Net Assets
250,000	Costco Wholesale Corporation	$33,342,500
450,000	Williams-Sonoma, Inc.	29,263,500

		$62,606,000
	TRANSPORTATION — 1.00% of Total Net Assets
250,000	FedEx Corporation	$41,850,000
250,000	Kansas City Southern	30,697,500

		$72,547,500

	Total Aggressive Growth Stocks (identified cost $692,828,267)	$1,282,630,500

3	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Principal Amount		Market Value

	DOLLAR ASSETS — 29.15% of Total Net Assets

	CORPORATE BONDS — 10.11% of Total Net Assets

	COMMUNICATIONS EQUIPMENT — .53% of Total Net Assets
$36,150,000	5.500% Cisco Systems, Inc., 02-22-16	$38,441,478

		$38,441,478
	ELECTRICAL EQUIPMENT & ELECTRONICS — .81% of Total Net Assets
58,000,000	.850% General Electric Company, 10-09-15	$58,280,747

		$58,280,747
	ENERGY SERVICES & PROCESSING — .18% of Total Net Assets
12,500,000	4.875% Diamond Offshore Drilling, Inc., 07-01-15	$12,862,262

		$12,862,262
	ENTERTAINMENT & LEISURE — .27% of Total Net Assets
19,500,000	.875% Disney (Walt) Company, 12-01-14	$19,510,558

		$19,510,558
	FINANCIAL SERVICES — 2.92% of Total Net Assets
15,000,000	1.375% Blackrock, Inc., 06-01-15	$15,091,080
12,500,000	3.125% Franklin Resources, Inc., 05-20-15	12,690,144
37,500,000	1.125% JPMorgan Chase & Company, 02-26-16	37,620,613
50,000,000	3.450% JPMorgan Chase & Company, 03-01-16	51,660,258
26,133,000	.800% PNC Bank, N.A., 01-28-16	26,207,529
25,000,000	4.150% TD Ameritrade Holding Company, 12-01-14	25,069,094
41,850,000	4.875% Wachovia Bank, N.A. (Wells Fargo & Company), 02-01-15	42,315,172

		$210,653,890
	INSURANCE— 1.71% of Total Net Assets
15,000,000	3.450% Aflac, Inc., 08-15-15	$15,355,225
17,500,000	5.650% Ameriprise Financial, Inc., 11-15-15	18,387,013
29,828,000	3.200% Berkshire Hathaway Finance Corporation, 02-11-15	30,062,994
45,000,000	4.750% Prudential Financial, Inc., 09-17-15	46,574,805
12,500,000	5.500% Prudential Financial, Inc., 03-15-16	13,284,430

		$123,664,467
	MANUFACTURING — .87% of Total Net Assets
12,500,000	2.875% Bard (C. R.), Inc., 01-15-16	$12,822,445
25,000,000	.950% Caterpillar, Inc., 06-26-15	25,092,501
25,000,000	3.000% Stryker Corporation, 01-15-15	25,131,771

		$63,046,717
	PHARMACEUTICALS — 1.73% of Total Net Assets
75,241,000	1.200% AbbVie, Inc., 11-06-15	$75,682,605
37,500,000	1.875% Amgen, Inc., 06-15-16	38,342,550
10,000,000	5.500% Wyeth, LLC (Pfizer, Inc.), 02-15-16	10,637,704

		$124,662,859
	RETAIL — .74% of Total Net Assets
37,500,000	.650% Amazon.com, Inc., 11-27-15	$37,548,723
15,000,000	5.400% Home Depot, Inc., 03-01-16	15,958,638

		$53,507,361

Continued on following page.	4

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. PERMANENT PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Principal Amount		Market Value

	UTILITIES — .35% of Total Net Assets
$13,475,000	.550% Alabama Power Company, 10-15-15	$13,492,291
12,000,000	.650% Duke Energy Florida, Inc., 11-15-15	12,025,564

		$25,517,855

		$730,148,194

	UNITED STATES TREASURY SECURITIES — 19.04% of Total Net Assets
150,000,000	United States Treasury bond strips (Principal only) 1.409%, 11-15-18 (c)	$141,726,562
150,000,000	United States Treasury bond strips (Principal only) 1.872%, 08-15-20 (c)	134,660,157
75,000,000	United States Treasury bonds 7.250%, 05-15-16	82,881,128
150,000,000	United States Treasury bonds 6.250%, 08-15-23	198,480,538
150,000,000	United States Treasury bonds 6.000%, 02-15-26	202,497,245
150,000,000	United States Treasury bonds 5.250%, 11-15-28	196,293,834
100,000,000	United States Treasury notes .750%, 06-30-17	99,822,329
150,000,000	United States Treasury notes 2.250%, 11-30-17	155,618,921
150,000,000	United States Treasury notes 3.625%, 08-15-19	164,033,745

		$1,376,014,459

	Total Dollar Assets (identified cost $2,006,968,086)	$2,106,162,653

	Total Portfolio — 98.52% of total net assets (identified cost $6,556,156,206) (d)	$7,119,502,985
	Other assets, less liabilities (1.48% of total net assets)	106,947,773

	Net assets applicable to outstanding shares	$7,226,450,758

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Interest rate represents yield to maturity.
	(d) Aggregate cost for book and federal income tax purposes are the same.

5	See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. SHORT-TERM TREASURY PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Principal Amount		Market Value

	UNITED STATES TREASURY SECURITIES — 99.03% of Total Net Assets
$5,000,000	United States Treasury notes .250%, 11-30-14	$5,000,800
4,000,000	United States Treasury notes .125%, 12-31-14	4,000,032
4,000,000	United States Treasury notes .250%, 01-31-15	4,001,923
4,000,000	United States Treasury notes .250%, 02-28-15	4,002,565
4,500,000	United States Treasury notes .250%, 03-31-15	4,502,904

	Total Portfolio — 99.03% of total net assets (identified cost $21,510,110) (a)	$21,508,224
	Other assets, less liabilities (.97% of total net assets)	210,778

	Net assets applicable to outstanding shares	$21,719,002

	Notes:
	(a) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	6

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 86.86% of Total Net Assets

	CHEMICALS — 6.87% of Total Net Assets
$500,000	5.750% Chemtura Corporation, 07-15-21	$502,500
750,000	7.750% LSB Industries, Inc., 08-01-19	808,125

		$1,310,625

	COMPUTER HARDWARE & PERIPHERALS — 3.87% of Total Net Assets
700,000	4.375% Hewlett-Packard Company, 09-15-21	$738,346

		$738,346

	COMPUTER SOFTWARE & SERVICES — 3.72% of Total Net Assets
700,000	4.200% Symantec Corporation, 09-15-20	$709,589

		$709,589

	ENERGY SERVICES & PROCESSING — 11.42% of Total Net Assets
900,000	6.375% GulfMark Offshore, Inc., 03-15-22	$816,750
650,000	8.250% PBF Holding Company, LLC, 02-15-20	684,125
650,000	8.875% Star Gas Partners, L.P., 12-01-17	676,813

		$2,177,688

	FINANCIAL SERVICES — 11.72% of Total Net Assets
700,000	7.250% First Niagara Financial Group, Inc, 12-15-21	$809,761
700,000	5.629% Manufacturers & Traders Trust Company, 12-01-21 (a)	745,896
600,000	5.500% Morgan Stanley, 07-24-20	679,440

		$2,235,097

	INSURANCE — 3.61% of Total Net Assets
600,000	6.000% Pacific Lifecorp, 02-10-20 (b)	$689,373

		$689,373

	MANUFACTURING — 7.21% of Total Net Assets
650,000	5.500% Hillenbrand, Inc., 07-15-20	$712,855
650,000	3.875% Kennametal, Inc., 02-15-22	662,987

		$1,375,842

	MATERIALS — 4.33% of Total Net Assets
263,000	5.200% Carpenter Technology Corporation, 07-15-21	$284,403
500,000	7.875% USG Corporation, 03-30-20 (b)	541,250

		$825,653

	NATURAL RESOURCES — 10.78% of Total Net Assets
700,000	3.550% Freeport-McMoRan, Inc., 03-01-22	$684,922
700,000	3.700% Murphy Oil Corporation, 12-01-22	682,773
725,000	6.250% Peabody Energy Corporation, 11-15-21	688,750

		$2,056,445

	REAL ESTATE — 11.76% of Total Net Assets
743,000	3.375% BEX Portfolio, LLC (Essex Property Trust, Inc.), 01-15-23	$735,613
700,000	4.125% Liberty Property LP, 06-15-22	728,977
650,000	7.750% SL Green Realty Corporation, 03-15-20	778,125

		$2,242,715

7	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. VERSATILE BOND PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Principal Amount		Market Value

	RESTAURANTS — .56% of Total Net Assets
$116,000	3.350% Darden Restaurants, Inc., 11-01-22	$105,233

		$105,233

	RETAIL — 3.30% of Total Net Assets
600,000	4.000% Kohl’s Corporation, 11-01-21	$629,451

		$629,451

	UTILITIES — 4.72% of Total Net Assets
295,000	7.875% NRG Energy, Inc., 05-15-21	$323,025
500,000	6.250% SCANA Corporation, 04-01-20	576,868

		$899,893

	WASTE & ENVIRONMENTAL SERVICES — 2.99% of Total Net Assets
500,000	5.250% Republic Services, Inc., 11-15-21	$569,435

		$569,435

	Total Corporate Bonds (identified cost $16,489,036)	$16,565,385

Number of Shares

	PREFERRED STOCKS — 3.35% of Total Net Assets
25,000	7.125% Urstadt Biddle Properties, Inc., Series F, Perpetual	$638,750

	Total Preferred Stocks (identified cost $615,300)	$638,750

	Total Portfolio — 90.21% of total net assets (identified cost $17,104,336) (c)	$17,204,135
	Other assets, less liabilities (9.79% of total net assets)	1,866,428

	Net assets applicable to outstanding shares	$19,070,563

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of October 31, 2014.

(b)    Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2014, these securities amounted to $1,230,623, or 6.45% of the Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(c) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	8

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCKS — 100.88% of Total Net Assets

	AEROSPACE — 3.10% of Total Net Assets
8,000	Lockheed Martin Corporation	$1,524,560

		$1,524,560

	CHEMICALS — 6.43% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$1,346,600
40,000	Chemtura Corporation (a)	931,600
20,000	Mosaic Company	886,200

		$3,164,400

	COMMUNICATIONS EQUIPMENT — 4.10% of Total Net Assets
40,000	Juniper Networks, Inc.	$842,800
15,000	Qualcomm, Inc.	1,177,650

		$2,020,450

	COMPUTER SOFTWARE & SERVICES — 5.44% of Total Net Assets
25,000	Autodesk, Inc. (a)	$1,438,500
50,000	Symantec Corporation	1,241,000

		$2,679,500

	ELECTRICAL EQUIPMENT & ELECTRONICS — 2.55% of Total Net Assets
50,000	Sanmina Corporation (a)	$1,253,500

		$1,253,500

	ENERGY SERVICES & PROCESSING — 5.82% of Total Net Assets
20,000	Baker Hughes, Inc.	$1,059,200
30,000	HollyFrontier Corporation	1,361,400
100,000	Parker Drilling Company (a)	444,000

		$2,864,600

	ENGINEERING & CONSTRUCTION — 3.84% of Total Net Assets
15,000	Fluor Corporation	$995,100
25,000	Ryland Group, Inc.	895,250

		$1,890,350

	ENTERTAINMENT & LEISURE — 15.44% of Total Net Assets
15,000	Disney (Walt) Company	$1,370,700
48,000	Facebook, Inc. Class A (a)	3,599,520
10,000	Viacom, Inc. Class A	730,600
10,000	Wynn Resorts, Ltd.	1,900,100

		$7,600,920

	FINANCIAL SERVICES — 9.50% of Total Net Assets
90,000	Janus Capital Group, Inc.	$1,349,100
30,000	Morgan Stanley	1,048,500
40,000	Schwab (Charles) Corporation	1,146,800
15,000	State Street Corporation	1,131,900

		$4,676,300

9	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. AGGRESSIVE GROWTH PORTFOLIO SCHEDULE OF INVESTMENTS October 31, 2014 (Unaudited)

Number of Shares		Market Value

	MANUFACTURING — 11.54% of Total Net Assets
15,000	Agilent Technologies, Inc.	$829,200
15,000	Harley-Davidson, Inc.	985,500
12,000	Illinois Tool Works, Inc.	1,092,600
12,000	IPG Photonics Corporation (a)	880,920
20,000	Mattel, Inc.	621,400
10,000	Parker-Hannifin Corporation	1,270,300

		$5,679,920

	MATERIALS — 2.20% of Total Net Assets
20,000	Nucor Corporation	$1,081,200

		$1,081,200

	NATURAL RESOURCES — 4.43% of Total Net Assets
40,000	Freeport-McMoRan, Inc.	$1,140,000
100,000	Peabody Energy Corporation	1,043,000

		$2,183,000

	PHARMACEUTICALS — 15.51% of Total Net Assets
10,000	Amgen, Inc.	$1,621,800
30,000	Celgene Corporation (a)	3,212,700
25,000	Gilead Sciences, Inc. (a)	2,800,000

		$7,634,500

	RETAIL — 5.08% of Total Net Assets
9,000	Costco Wholesale Corporation	$1,200,330
20,000	Williams-Sonoma, Inc.	1,300,600

		$2,500,930

	TRANSPORTATION — 5.90% of Total Net Assets
10,000	FedEx Corporation	$1,674,000
10,000	Kansas City Southern	1,227,900

		$2,901,900

	Total Portfolio — 100.88% of total net assets (identified cost $25,515,101) (b)	$49,656,030
	Liabilities, less other assets (.88% of total net assets)	(431,598)

	Net assets applicable to outstanding shares	$49,224,432

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes.	10

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2014 (Unaudited)

NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

The following is a summary of net unrealized appreciation (depreciation) of investments as of October 31, 2014 for federal income tax purposes:

	Permanent Portfolio	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$1,009,457,250	$—	$307,500	$25,718,164
Investments other than securities	5,071,895	—	—	—

	1,014,529,145	—	307,500	25,718,164
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(270,324,434)	(1,886)	(207,701)	(1,577,235)
Investments other than securities	(180,857,932)	—	—	—

	(451,182,366)	(1,886)	(207,701)	(1,577,235)

Net unrealized appreciation (depreciation) of investments	$563,346,779	$(1,886)	$99,799	$24,140,929

VALUATION OF INVESTMENTS

Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins, and deposits of foreign currencies, are valued at the price furnished by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value policies approved by the Fund’s Board of Directors.

11	Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2014 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the following three broad levels:

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

Continued on following page.	12

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC. NOTES TO SCHEDULES OF INVESTMENTS October 31, 2014 (Unaudited)

There were no transfers into or out of Levels 1 and 2 during the three months ended October 31, 2014 and the Fund held no Level 3 assets during the three months then ended. Transfers between levels are recognized at the end of a reporting period.

As of October 31, 2014 and during the three months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
PERMANENT PORTFOLIO
Gold assets	$1,506,849,170	$—	$—	$1,506,849,170
Silver assets	319,273,634	—	—	319,273,634
Swiss franc assets	23,017,179	686,705,349	—	709,722,528
Real estate and natural resource stocks	1,194,864,500	—	—	1,194,864,500
Aggressive growth stocks †	1,282,630,500	—	—	1,282,630,500
Dollar assets:
Corporate bonds †	—	730,148,194	—	730,148,194
United States Treasury securities	1,376,014,459	—	—	1,376,014,459

Total Portfolio	$5,702,649,442	$1,416,853,543	$—	$7,119,502,985

	80.10%	19.90%	—%	100.00%
SHORT-TERM TREASURY PORTFOLIO
United States Treasury securities	$21,508,224	$—	$—	$21,508,224

Total Portfolio	$21,508,224	$—	$—	$21,508,224

	100.00%	—%	—%	100.00%
VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$16,565,385	$—	$16,565,385
Preferred stocks	638,750	—	—	638,750

Total Portfolio	$638,750	$16,565,385	$—	$17,204,135

	3.71%	96.29%	—%	100.00%
AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$49,656,030	$—	$—	$49,656,030

Total Portfolio	$49,656,030	$—	$—	$49,656,030

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for the Permanent Portfolio and the Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for the Permanent Portfolio and the Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds.

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14

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.

SCHEDULES OF INVESTMENTS

OCTOBER 31, 2014

12/14